Annual Total Returns	12 Months Ended
Dec. 31, 2024
AllianzIM U.S. Large Cap Buffer10 Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	16.75%
AllianzIM U.S. Large Cap Buffer20 Sep ETF
Prospectus [Line Items]
Annual Return [Percent]	11.09%